Tidal Trust I

234 W Florida St, Suite 700

Milwaukee, WI 53204

June 24, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, SoFi Social 50 Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 21, 2026, and filed electronically as Post-Effective Amendment No. 318 to the Trust’s Registration Statement on Form N-1A on June 18, 2026.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust I